Other Financial Assets - Narrative (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI	¥ 148,451	¥ 145,070
With quoted prices in active markets
Disclosure of financial assets [line items]
Investment in equity instruments at fair value through OCI	¥ 84,188	¥ 92,602